SCHEDULE OF FEDERAL INCOME TAX RATE (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	(2.60%)
Change in fair value of derivative warrant liabilities	(0.251)	(0.251)
Non-deductible transaction costs	2.30%	9.90%
Change in valuation allowance	1.80%	6.40%
Income tax provision	0.00%	9.60%